Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other current payables [abstract]
Schedule of Accounts Payable and Accrued Liabilities

	2018	2017
	$	$

Trade payables	5,282	1,683
Accrued liabilities	2,275	1,057
Payroll taxes	18	20

	7,575	2,760